Operating leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2019	2018	2017
Operating lease cost	$7,808	7,988	7,889
Variable lease cost	1,968	2,000	1,889
Total Lease costs	$9,776	$9,988	$9,778

Supplemental Cash Flows Information
Supplemental cash flows information:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,839

Right-of-use assets obtained in exchange for lease obligations:	$57,464

Weighted average remaining lease term	9.4
Weighted average discount rate	3.3%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

(dollars in thousands)
Year ending December 31,
2020	$8,039
2021	8,033
2022	7,533
2023	7,227
2024	7,100
Thereafter	28,361
Total lease payments	$66,293
Less: Interest	9,740
Present value of lease liabilities	$56,553